Notes Payable, Net (Tables)	9 Months Ended
Sep. 30, 2025
Notes Payable, Net
Schedule of notes payable, net	Notes Payable, Net

	AS OF SEPTEMBER 30,		AS OF DECEMBER 31,
(IN THOUSANDS)	2025		2024
	AMOUNT	INTEREST	AMOUNT	INTEREST
	OUTSTANDING	RATE	OUTSTANDING	RATE
Senior unsecured bond due 2026	$300,000	6.00%	$300,000	6.00%
Senior unsecured bond due 2029	400,000	9.50%	400,000	9.50%
Senior unsecured bond due 2030	500,000	8.25%	—	—
Revolving credit facility	—	7.31%	508,146	7.51%
Total	$1,200,000	8.10%	$1,208,146	7.79%
Unamortized debt issuance costs	(17,416)		(13,420)
Notes Payable, net	$1,182,584		$1,194,726

Schedule of components of interest expense

Components of interest expense for the nine months ended September 30, 2025, and 2024 (in thousands):

	FOR THE THREE MONTHS ENDED		FOR THE NINE MONTHS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,
	2025	2024	2025	2024
Interest expense	$24,945	$18,662	$73,168	$52,045
Amortization of debt issuance costs	1,522	1,091	4,016	3,142
Total Interest Expense	$26,467	$19,753	$77,184	$55,187

Senior unsecured bond due 2026
Notes Payable, Net
Schedule of redemption price as percentage of principal of notes payable

PERCENTAGE
DATES	OF PRINCIPLE
2025 and thereafter	100.000%

Senior unsecured bond due 2029
Notes Payable, Net
Schedule of redemption price as percentage of principal of notes payable

PERCENTAGE
DATES	OF PRINCIPLE
2026	104.750%
2027	102.375%
2028 and thereafter	100.000%

Senior unsecured bond due 2030
Notes Payable, Net
Schedule of redemption price as percentage of principal of notes payable

PERCENTAGE
DATES	OF PRINCIPLE
2027	104.125%
2028	102.063%
2029 and thereafter	100.000%